Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

Note 9: Debt

Credit Facilities

Lenders of committed credit facilities have the obligation to make advances up to the facility amount. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH Industrial. At December 31, 2016, available committed unsecured facilities expiring after twelve months amounted to $2.9 billion ($3.0 billion at December 31, 2015).

In 2016, the Company signed a renewal of a five-year committed revolving credit facility for €1.75 billion. The renewal extends the maturity of the previous €1.75 billion committed revolving credit facility from 2019 until 2021. The €1.75 billion ($1.8 billion at year end 2016 exchange rate) facility includes financial covenants that require Industrial Activities to maintain Net debt/EBITDA and EBITDA/Net interest ratios. The failure to comply with the financial covenants can lead to the requirement to make early repayment of the outstanding advances. At December 31, 2016, the Company was in compliance with all covenants in the revolving credit facility.

Debt

A summary of debt as of December 31, 2016 and 2015, including drawings under credit lines, is as follows:

	2016			2015
	Industrial Activities	Financial Services	Consolidated	Industrial Activities	Financial Services	Consolidated
	(in millions)
Bonds:
Payable in 2016, interest rate of 7.250%	$—	$—	$—	$254	$—	$254
Payable in 2017, interest rate of 7.875%	636	—	636	1,500	—	1,500
Payable in 2018, interest rate of 6.250%	1,265	—	1,265	1,306	—	1,306
Payable in 2019, interest rate of 2.750%	1,054	—	1,054	1,089	—	1,089
Payable in 2021, interest rate of 2.875%	738	—	738	762	—	762
Payable in 2023, interest rate of 2.875%	527	—	527	—	—	—
Payable in 2023, interest rate of 4.500%	600	—	600	—	—	—
Payable in 2025, interest rate of 3.500%	105	—	105	109	—	109
Payable in 2028, interest rate of 3.875%	53	—	53	—	—	—
Payable in 2016, interest rate of 6.250%	—	—	—	—	500	500
Payable in 2017, interest rate of 3.250%	—	500	500	—	500	500
Payable in 2018, interest rate of 3.625%	—	600	600	—	600	600
Payable in 2018, interest rate of 3.875%	—	600	600	—	600	600
Payable in 2019, interest rate of 3.375%	—	500	500	—	500	500
Payable in 2020, interest rate of 4.375%	—	600	600	—	600	600
Payable in 2021, interest rate of 4.875%	—	500	500	—	—	—
Payable in 2021, interest rate of 3.875%	—	400	400	—	—	—
Hedging effects, bond premium/discount, and unamortized issuance costs	(34)	(31)	(65)	(11)	(20)	(31)
Total Bonds	$4,944	$3,669	$8,613	$5,009	$3,280	$8,289
Asset-backed debt	8	11,776	11,784	13	12,986	12,999
Other Debt	1,742	3,137	4,879	2,192	2,821	5,013
Intersegment debt	997	1,479	—	1,046	2,089	—
Total Debt	$7,691	$20,061	$25,276	$8,260	$21,176	$26,301

The weighted-average interest rate on consolidated debt at December 31, 2016, and 2015 was 3.2% and 3.3%, respectively.

In March 2011, CNH Industrial Finance Europe S.A. issued €1.2 billion of notes, due in 2018 and bearing fixed interest at a rate of 6.250% (the “6.250% CIFE Notes”). The 6.250% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In March 2014, CNH Industrial Finance Europe S.A. issued €1.0 billion of notes, due in 2019 and bearing fixed interest at a rate of 2.750% (the “2.750% CIFE Notes”). The 2.750% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In September 2014, CNH Industrial Finance Europe S.A. issued €700 million of notes, due in 2021 and bearing fixed interest at a rate of 2.875% (the “2.875% CIFE Notes”). The 2.875% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In November 2015, CNH Industrial Finance Europe S.A. issued €100 million of notes, due in 2025 and bearing fixed interest at a rate of 3.500% (the “3.500% CIFE Notes”). The 3.500% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In April 2016, CNH Industrial Finance Europe S.A. issued €50 million of notes as a private placement, due in 2028 and bearing fixed interest at a rate of 3.875% (the “3.875% CIFE Notes”). The 3.875% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In May 2016, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 2.875% (the “2.875% Notes”) due May 2023. The 2.875% Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.

In January 1996, CNH Industrial America LLC issued $254 million 7.25% Senior Notes (the “7.250% Senior Notes”), due in 2016. The 7.250% Senior Notes were redeemable in whole or in part at any time at the option of CNH Industrial America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points. Since 1999, the 7.250% Senior Notes had been fully guaranteed by CNH Global (and now by its successor CNH Industrial N.V.). These notes matured and were repaid in January 2016.

In June 2010, Case New Holland Industrial Inc. issued $1.5 billion of debt securities at an annual fixed rate of 7.875% (the “7.875% Senior Notes”) due in 2017. The 7.875% Senior Notes are fully and unconditionally guaranteed by CNH Industrial N.V. (as successor to CNH Global N.V.) and certain of its direct and indirect subsidiaries. The 7.875% Senior Notes contain certain covenants that limit the ability of CNH Industrial N.V. and its restricted subsidiaries to, among other things, incur secured funded debt or enter into certain leaseback transactions; the ability of CNH Industrial non-guarantor restricted subsidiaries other than Case New Holland Industrial Inc. or any credit subsidiaries to incur additional funded debt and the ability of CNH Industrial, Case New Holland Industrial Inc. and CNH Industrial guarantor subsidiaries to consolidate, merge, convey, transfer or lease out properties and assets. The 7.875% Senior Notes are redeemable at Case New Holland Industrial Inc.’s option at any time at a price equal to 100% of the principal amount of the notes plus a make-whole premium defined in the respective indentures. In August and December of 2016, Case New Holland Industrial Inc. repurchased $450 million and $414 million, respectively, in aggregate principal amount of its 7.875% notes following a cash tender offer announced in the same months.

In November 2011, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 6.250% (the “6.250% Notes”) due in 2016. The 6.250% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer. These notes matured and were repaid in 2016.

In April 2013, CNH Industrial Capital LLC issued $600 million of debt securities at an annual fixed rate of 3.625% (the “3.625% Notes”) due in 2018. The 3.625% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In October 2013, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 3.250% (the “3.250% Notes”) due in 2017. The 3.250% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In June 2014, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 3.375% (the “3.375% Notes”) due in 2019. The 3.375% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In June 2015, CNH Industrial Capital LLC issued $600 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes due 2018”) due in 2018. The 3.875% Notes due 2018 are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In November 2015, CNH Industrial Capital LLC issued $600 million of debt securities at an annual fixed interest rate of 4.375% (the “4.375% Notes”) due in 2020. The 4.375% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In March 2016, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 4.875% (the “4.875% Notes”) due in April 2021. The 4.875% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In August 2016, CNH Industrial N.V. issued $600 million of notes at a semi-annual interest rate of 4.500% (the “4.500% Notes) due August 2023. The 4.500% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In October 2016, CNH Industrial Capital LLC issued $400 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes due 2021”) due in October 2021. The 3.875% Notes due 2021 are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

The notes issued by CNH Industrial Finance Europe S.A., CNH Industrial Capital LLC and Case New Holland Industrial Inc. contain customary covenants that, among other things, restrict the Company’s ability to secure debt or other obligations with a pledge of collateral. In addition, the notes guaranteed by CNH Industrial N.V. under the Global Medium Term Note Programme, contain clauses, that could lead to early repayment if there is a change of control of CNH Industrial N.V. leading to a rating downgrade.

Other debt consists primarily of borrowings from banks which are at various terms and rates.  Included in Other Debt of Financial Services is approximately $1.4 billion and $1.1 billion at December 31, 2016 and 2015, respectively, of funding provided by the Brazilian development agency, Banco Nacional de Desenvolvimento Econômico e Social (BNDES). The program provides subsidized funding to financial institutions to be loaned to customers to support the purchase of agricultural or construction machinery in accordance with the program.

A summary of the minimum annual repayments of debt as of December 31, 2016, for 2017 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2017	$1,331	$8,948	$10,279
2018	1,640	4,095	5,735
2019	1,504	2,365	3,869
2020	90	1,811	1,901
2021	763	1,198	1,961
2022 and thereafter	1,366	165	1,531
Intersegment	997	1,479	—
Total	$7,691	$20,061	$25,276

       Please refer to “Note 14: Financial Instruments” for fair value information on debt.